Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Percentage of change in ownership	50.00%
Period of change in ownership	3 years
Net operating loss carry forwards	$ 17,130,000	$ 12,390,000
Expiration date net operating loss carry forwards	Dec. 31, 2032
Valuation allowance	$ 5,994,532	$ 4,186,483